Accounts Receivable, Net of Allowance for Expected Credit Losses	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Accounts Receivable, Net of Allowance for Expected Credit Losses
Note 8 - Accounts Receivable, Net of Allowance for Expected Credit Losses

	June 30, 2022 $’000	June 30, 2021 $’000
Account receivable – related parties	16	2,991

Trade receivables	28,559	9,427
Less: Allowance for expected credit losses	(275)	(227)
Sales tax receivable	1,150	1,037
Other receivables	1,107	854

Total accounts receivables – external parties	30,541	11,091

Consolidated	Expected credit loss rate		Carrying amount				Allowance for expected credit losses
	2022	2021	2022		2021		2022		2021
	%	%	$	’000	$	’000	$	’000	$	’000

Less than 30 days past due	—	—		16,337		7,867		—		—
30 to 60 days past due	—	—		1,674		2,512		—		—
61 to 90 days past due	—	—		710		562		—		—
Greater than 90 days past due	2.8	15.4		9,854		1,477		(275)		(227)

				28,575		12,418		(275)		(227)
Based on the assessment of specific customers where the balance is over 90 days past due, the Group has concluded that there is no indication of material increase in risk of recovery. As such, the Group considers the current expected credit loss rate to be appropriate

Provision	June 30, 2022 $’000	June 30, 2021 $’000
Opening balance of provision – July 1	(227)	(73)
Provision created during the year	(255)	(145)
Recoveries during the year	171	—
Foreign currency translation movements	36	(9)

Closing balance of provision – June 30	(275)	(227)